New and amended standards adopted by the Group (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023 [1]	Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Tangible assets	$ 4,596	$ 4,419
Accumulated losses and other reserves	3,523	3,291
(Accumulated losses) Retained earnings	3,995	3,740	$ 3,942	$ 4,075
(Accumulated losses) Retained earnings
Disclosure of reclassifications or changes in presentation [line items]
(Accumulated losses) Retained earnings	$ (1,917)	$ (2,148)	$ (1,936)	$ (1,774)

[1]	The balances as previously reported have been restated due to the corporate restructuring transaction which was completed in September 2023 and reported in the Company’s audited financial statements as at and for the year ended 31 December 2023.